Drinker Biddle & Reath LLP

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Philadelphia, PA 19103-6996

(215) 988-2700 (Phone)

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VIA EDGAR TRANSMISSION

March 20, 2019

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC 20549

Re:	FlexShares Trust (the “Trust”)
Securities Act File No. 333-173967
Investment Company Act File No. 811-22555

Ladies and Gentlemen:

On behalf of the Trust, I hereby transmit for filing pursuant to Rule 497(c) of the Securities Act of 1933, as amended, exhibits containing risk/return summary information in the eXtensible Business Reporting Language (XBRL) format that mirrors the risk/return summary information for the FlexShares® Ready Access Variable Income Fund included in the Trust’s prospectus for the FlexShares® Ready Access Variable Income Fund and FlexShares® Core Select Bond Fund dated March 1, 2019, filed pursuant to Rule 497(c) on March 5, 2019 (accession number: 0001193125-19-063260).

Questions and comments may be directed to the undersigned at (215) 988-1146, or in my absence, Veena K. Jain at (312) 569-1167.

Very truly yours,

/s/ Diana E. McCarthy
Diana E. McCarthy

Enclosures

cc:	Peter K. Ewing
Jeff Beeson
Jose J. Del Real, Esq.
Veena K. Jain, Esq.